Note 3 - Significant Accounting Policies	3 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Significant Accounting Policies [Text Block]
3	Significant accounting policies

These consolidated financial statements follow the same significant accounting principles as those outlined in the notes to the audited consolidated financial statements for the year ended
December
31,
2016.